UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10551

        Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
March 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 0.3% (0.3% of Total Investments)

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Project, Series 2005A:
$90	5.000%, 1/01/32 (WI, settling 4/04/05)	1/15 at 100.00	Baa3	$ 87,929
90	5.125%, 1/01/37 (WI, settling 4/04/05)	1/15 at 100.00	Baa3	87,747

	Consumer Staples - 5.8% (3.9% of Total Investments)

1,090	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	1,086,185
	2002, 5.750%, 6/01/32

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
1,600	6.125%, 6/01/24	6/13 at 100.00	BBB	1,625,504
1,250	6.375%, 6/01/32	6/13 at 100.00	BBB	1,282,625

	Education and Civic Organizations - 15.2% (10.3% of Total Investments)

1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project,	9/12 at 101.00	N/R	1,044,200
	Series 2002, 6.000%, 9/15/27

1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,133,240
	2002A, 5.000%, 7/01/17 - RAAI Insured

3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project, Series	7/12 at 100.00	AAA	3,085,950
	2002C, 4.750%, 7/01/19 - FGIC Insured

500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series	7/14 at 100.00	AAA	535,710
	2004A, 5.125%, 7/01/19 - FGIC Insured

575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	1/14 at 100.00	AAA	604,699
	Series 2004B, 5.000%, 7/01/21 - AMBAC Insured

200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	208,898
	2004C, 5.500%, 7/01/23

875	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	No Opt. Call	AAA	946,995
	5.000%, 7/01/12 - MBIA Insured

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB	1,034,930
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19

1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	AAA	1,845,150
	12/01/31 - AMBAC Insured

	Energy - 1.6% (1.1% of Total Investments)

1,000	Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC Coker	1/13 at 100.00	BBB-	1,093,290
	Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials - 6.1% (4.1% of Total Investments)

2,700	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	2,902,041
	Project, Series 2002, 5.750%, 10/01/21

1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark	4/06 at 102.00	Ba3	1,306,600
	Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14

	Healthcare - 24.0% (16.2% of Total Investments)

220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A,	8/14 at 100.00	BBB	227,616
	5.750%, 2/15/34

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB-	1,539,630
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27

	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey
	City Medical Center, Series 2001:
500	5.000%, 8/01/31 - AMBAC Insured	8/11 at 100.00	AAA	509,365
1,925	5.000%, 8/01/41 - AMBAC Insured	8/11 at 100.00	AAA	1,961,691

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System, Series	7/11 at 100.00	A2	147,823
	2001, 5.625%, 7/01/31

1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community	1/12 at 100.00	AA	1,178,244
	Hospital, Series 2002, 5.125%, 7/01/32 - RAAI Insured

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of	7/12 at 101.00	BBB-	1,072,230
	New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31

2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	2,665,025
	Medical Center, Series 2002, 5.750%, 7/01/25

1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	1,327,812
	Series 2002, 5.875%, 7/01/21

500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	489,085
	Series 2003, 5.500%, 7/01/33

3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/10 at 100.00	A	3,725,820
	University Hospital, Series 2000, 5.750%, 7/01/31

510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	536,291
	Obligated Group, Series 1999, 5.250%, 7/01/29 - FSA Insured

1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/05 at 102.50	Baa1	1,129,337
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation,
	Series 1983A, 5.100%, 12/01/18

	Housing/Multifamily - 3.4% (2.3% of Total Investments)

2,250	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A,	11/07 at 101.50	AAA	2,349,225
	5.650%, 5/01/40 (Alternative Minimum Tax) - AMBAC Insured

	Long-Term Care - 7.7% (5.2% of Total Investments)

	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey,
	Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A+	1,072,670
4,000	5.500%, 6/01/31	6/11 at 102.00	A+	4,238,320

	Tax Obligation/General - 5.5% (3.7% of Total Investments)

3,000	Jackson Township School District, Ocean County, New Jersey, General Obligation Bonds, Series 2002,	4/12 at 100.00	AAA	3,124,860
	5.000%, 4/15/21 - FGIC Insured

240	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 - AMBAC Insured	No Opt. Call	AAA	266,218

385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 - FSA Insured	7/11 at 100.00	AAA	408,720

	Tax Obligation/Limited - 23.1% (15.6% of Total Investments)

3,000	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series 2002,	12/12 at 100.00	Aaa	3,098,130
	5.000%, 12/01/25 - FGIC Insured

1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,060,540
	5.000%, 12/01/18 - MBIA Insured

1,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	1,081,470
	12/15/12 - FSA Insured

	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series
	2003A:
500	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	539,395
625	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	658,488
700	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	734,888

535	Mansfield Township Board of Education, Warren County, New Jersey, Certificates of Participation,	3/06 at 102.00	AAA	560,348
	5.900%, 3/01/15 - MBIA Insured

1,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A,	7/14 at 100.00	AAA	1,645,515
	5.250%, 7/01/15 - MBIA Insured

700	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	BBB	733,824
	6/15/34

900	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	957,132
	5.000%, 9/01/17 - MBIA Insured

1,010	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	AAA	1,115,545
	5.250%, 12/15/14 - FGIC Insured

1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,115,200
	Grants, Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	767,956
	12/15/13 - FGIC Insured

1,180	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%,	No Opt. Call	AAA	1,294,554
	12/15/13 - MBIA Insured

505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+	534,694
	8/01/29

	Transportation - 20.6% (13.9% of Total Investments)

1,200	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	11/10 at 101.00	B	1,037,544
	Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	2,109,040

675	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A	793,355

250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	267,245
	1/01/21 - MBIA Insured

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Seventh	6/14 at 100.00	AAA	2,059,160
	Series 2002, 5.125%, 6/15/37 (Alternative Minimum Tax) - AMBAC Insured

3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth	4/12 at 101.00	AAA	3,117,960
	Series 2002, 5.000%, 10/15/26 - FSA Insured

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	4,707,840
50	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	53,770

	U.S. Guaranteed*** - 22.8% (15.4% of Total Investments)

3,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	3,358,950
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)

770	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2003, 5.250%,	1/13 at 100.00	AAA	847,824
	1/01/18 (Pre-refunded to 1/01/13) - MBIA Insured

160	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue Bonds,	10/10 at 100.00	Aaa	180,923
	County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded to 10/01/10) -
	FGIC Insured

1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	1,094,120
	5.250%, 6/15/19 (Pre-refunded to 6/15/11) - AMBAC Insured

1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C,	6/12 at 100.00	AAA	1,086,720
	5.000%, 6/15/20 (Pre-refunded to 6/15/12) - MBIA Insured

1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	1,123,990
	6/15/18 (Pre-refunded to 6/15/13)

680	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 5.000%,	12/11 at 100.00	AAA	736,188
	12/15/21 (Pre-refunded to 12/15/11) - MBIA Insured

2,430	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A***	2,873,694

2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	2,710,700
	10/01/40

1,495	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	Aaa	1,657,806
	8/01/29 (Pre-refunded to 2/01/12)

	Utilities - 10.8% (7.3% of Total Investments)

825	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	6/05 at 100.00	B2	824,860
	Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)

2,500	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 - MBIA Insured	10/09 at 101.00	AAA	2,633,875

750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	793,785
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	3,169,530
	Insured

	Water and Sewer - 0.8% (0.5% of Total Investments)

500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	Aaa	538,994
	5.250%, 8/01/19 - FGIC Insured

$95,410	Total Long-Term Investments (cost $97,284,471) - 147.7%			101,557,227

	Short-Term Investments - 0.3% (0.2% of Total Investments)

200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate		VMIG-1	200,000
	Demand Obligations, Series 1985, 2.190%, 12/01/15 - MBIA Insured †

$200	Total Short-Term Investments (cost $200,000)			200,000

	Total Investments (cost $97,484,471) - 148.0%			101,757,227

	Other Assets Less Liabilities - 2.2%			1,519,685

	Preferred Shares, at Liquidation Value - (50.2)%			(34,500,000)

	Net Assets Applicable to Common Shares - 100%			$68,776,912

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $97,468,556.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$4,545,699
	Depreciation	(257,028)

	Net unrealized appreciation of investments	$4,288,671

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.